Trade accounts and other receivables (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Trade accounts receivable [Line Items]
Trade accounts and other receivables	€ 3,511,120	€ 3,337,706
Other receivables	€ 98,488	66,496
Collection period for trade accounts receivable	1 year
Trade accounts receivable included in other non-current assets	€ 126,727	120,668
Financial instruments credit-impaired
Trade accounts receivable [Line Items]
Trade accounts and other receivables	277,233	239,465
Gross carrying amount
Trade accounts receivable [Line Items]
Trade accounts and other receivables	3,644,079	3,455,721
Finance lease receivables	52,617	28,726
Gross carrying amount | Financial instruments credit-impaired
Trade accounts receivable [Line Items]
Trade accounts and other receivables	367,864	325,240
Allowances
Trade accounts receivable [Line Items]
Trade accounts and other receivables	(132,959)	(118,015)
Allowances | Financial instruments credit-impaired
Trade accounts receivable [Line Items]
Trade accounts and other receivables	€ (90,630)	€ (85,775)